CAPITAL AND RESERVES - Movement in Cash Flow Hedge Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance at beginning of the year	$ 1,308,313	$ 879,939
Balance at end of the year	1,556,413	1,308,313
Reserve of cash flow hedges
Disclosure of reserves within equity [line items]
Balance at beginning of the year	11	281
Loss arising on changes in fair value of hedging instruments during the period	(2,682)	(578)
Loss reclassified to profit or loss – hedged item has affected profit or loss	(500)	308
Balance at end of the year	$ (3,171)	$ 11